Fair Values of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Book value	$ 199,125		$ 183,945
Fair value	194,296		187,475
Unrealized gains/(losses)	(7,509)		(3,866)
Other-than-temporary impairment model assumptions:
Other-than-temporary impairment	271		271
Cusip One [Member]
Cusip	74043CAC1
Deal name	PreTSL XXIV
Class	B-1
Book value	1,257
Fair value	421
Unrealized gains/(losses)	(836)
Lowest credit rating assigned	CC
Number of performing banks	50
Number of performing insurance companies	13
Number of issuers in default	17
Number of issuers in deferral	13
Defaults & deferrals as a % of performing collateral	49.14%
Subordination:
As a % of performing collateral	(2.11%)
As a % of performing collateral - adjusted for projected future defaults	(11.11%)
Other-than-temporary impairment model assumptions:
Year 1 - issuer average	2.70%
Year 2 - issuer average	2.70%
Year 3 - issuer average	2.70%
> 3 Years - issuer average		[1]
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%
Recovery assumptions		[2]
Prepayments	0.00%
Other-than-temporary impairment	41
Cusip Two [Member]
Cusip	74042TAJ0
Deal name	PreTSL XXVII
Class	C-1
Book value	1,296
Fair value	374
Unrealized gains/(losses)	(922)
Lowest credit rating assigned	C
Number of performing banks	28
Number of performing insurance companies	7
Number of issuers in default	9
Number of issuers in deferral	5
Defaults & deferrals as a % of performing collateral	33.47%
Subordination:
As a % of performing collateral	(10.04%)
As a % of performing collateral - adjusted for projected future defaults	(19.74%)
Other-than-temporary impairment model assumptions:
Year 1 - issuer average	2.70%
Year 2 - issuer average	2.70%
Year 3 - issuer average	2.70%
> 3 Years - issuer average		[1]
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.23%
Recovery assumptions		[2]
Prepayments	0.00%
Other-than-temporary impairment	132
Cusip Three [Member]
Cusip	01449TAB9
Deal name	Alesco IX
Class	A-2A
Book value	1,303
Fair value	716
Unrealized gains/(losses)	(587)
Lowest credit rating assigned	BB
Number of performing banks	53
Number of performing insurance companies	10
Number of issuers in default	1
Number of issuers in deferral	12
Defaults & deferrals as a % of performing collateral	19.11%
Subordination:
As a % of performing collateral	35.32%
As a % of performing collateral - adjusted for projected future defaults	30.75%
Other-than-temporary impairment model assumptions:
Year 1 - issuer average	2.20%
Year 2 - issuer average	2.20%
Year 3 - issuer average	2.20%
> 3 Years - issuer average		[1]
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.27%
Recovery assumptions		[2]
Prepayments	0.00%
Other-than-temporary impairment	36
Cusip Four [Member]
Cusip	01450NAC6
Deal name	Alesco XVII
Class	B
Book value	1,352
Fair value	457
Unrealized gains/(losses)	(895)
Lowest credit rating assigned	CC
Number of performing banks	45
Number of performing insurance companies	0
Number of issuers in default	3
Number of issuers in deferral	8
Defaults & deferrals as a % of performing collateral	27.59%
Subordination:
As a % of performing collateral	18.23%
As a % of performing collateral - adjusted for projected future defaults	13.56%
Other-than-temporary impairment model assumptions:
Year 1 - issuer average	1.80%
Year 2 - issuer average	1.80%
Year 3 - issuer average	1.80%
> 3 Years - issuer average		[1]
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.44%
Recovery assumptions		[2]
Prepayments	0.00%
Other-than-temporary impairment	$ 62

[1]	Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.
[2]	Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.